Loans Restructured as TDRs by Portfolio Segment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Modifications [Line Items]
Total troubled debt restructurings	$ 2,900	$ 8,874
Financing Receivable Troubled Debt Restructurings Rate Reductions [Member]
Financing Receivable, Modifications [Line Items]
Total troubled debt restructurings	1,605	822
Payment Structure Modification [Member]
Financing Receivable, Modifications [Line Items]
Total troubled debt restructurings	1,295
Financing Receivable Troubled Debt Restructurings Interest Only Payments [Member]
Financing Receivable, Modifications [Line Items]
Total troubled debt restructurings		5,470
Troubled Debt Restructurings, Rate and Interest Only Modifications [Member]
Financing Receivable, Modifications [Line Items]
Total troubled debt restructurings		2,582
Commercial real estate
Financing Receivable, Modifications [Line Items]
Total troubled debt restructurings	890	5,811
Commercial real estate | Financing Receivable Troubled Debt Restructurings Rate Reductions [Member]
Financing Receivable, Modifications [Line Items]
Total troubled debt restructurings		822
Commercial real estate | Payment Structure Modification [Member]
Financing Receivable, Modifications [Line Items]
Total troubled debt restructurings	890
Commercial real estate | Financing Receivable Troubled Debt Restructurings Interest Only Payments [Member]
Financing Receivable, Modifications [Line Items]
Total troubled debt restructurings		3,118
Commercial real estate | Troubled Debt Restructurings, Rate and Interest Only Modifications [Member]
Financing Receivable, Modifications [Line Items]
Total troubled debt restructurings		1,871
Residential mortgage
Financing Receivable, Modifications [Line Items]
Total troubled debt restructurings	2,010	2,352
Residential mortgage | Financing Receivable Troubled Debt Restructurings Rate Reductions [Member]
Financing Receivable, Modifications [Line Items]
Total troubled debt restructurings	1,605
Residential mortgage | Payment Structure Modification [Member]
Financing Receivable, Modifications [Line Items]
Total troubled debt restructurings	405
Residential mortgage | Financing Receivable Troubled Debt Restructurings Interest Only Payments [Member]
Financing Receivable, Modifications [Line Items]
Total troubled debt restructurings		2,352
HELOC
Financing Receivable, Modifications [Line Items]
Total troubled debt restructurings		711
HELOC | Troubled Debt Restructurings, Rate and Interest Only Modifications [Member]
Financing Receivable, Modifications [Line Items]
Total troubled debt restructurings		$ 711